Exhibit 99.31

Client Name:
Client Project Name:	OBX 2024-NQM10
Start - End Dates:	9/13/2023 - 2/19/2024
Deal Loan Count:	11

Rating Agency ATR QM Data Fields

Loans in Report:	11

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
4000022349	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.9431	Unemployed	Unemployed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
4000022596	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.9371	Unemployed	Unemployed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
4000025131	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	10	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
4000025132	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	8795	XXXXXX	9.1702	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
4000025133	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	4781	XXXXXX	8.8163	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
4000025136	QM: Rebuttable Presumption (APOR)	No	Yes	XXXXXX	XXXXXX	No	Yes	13982.34	XXXXXX	9.1493	Employed	(No Data)	Permanent Resident Alien	(No Data)	(No Data)	No	0
4000025137	QM: Rebuttable Presumption (APOR)	No	Yes	XXXXXX	XXXXXX	No	Yes	7890	XXXXXX	9.0311	Employed	(No Data)	Permanent Resident Alien	(No Data)	(No Data)	No	0
4000026399	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.677	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
4000026741	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	9	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
4000027031	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.6001	Unemployed	(No Data)	Permanent Resident Alien	(No Data)	(No Data)	(No Data)	0
4000027033	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.875	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0

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